Financial Instruments and Risk Management - Disclosure of Foreign Currency Risk Exposure (Details) - Currency Risk - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
U.S. Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency monetary assets and liabilities position	$ (6,117)	$ (4,350)
Great British Pounds Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency monetary assets and liabilities position	(61,927)	(56,080)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency monetary assets and liabilities position	$ (2,317)	$ 1,081